Schedule of Deferred Tax Liabilities Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Opening balance as on December 31, 2022	$ 43,829,019	$ 51,593,302
Tax Income/(expense) during the period recognized in profit or loss	(43,829,019)	1,829,701
Acquisitions		(9,593,985)
Closing balance as on December 31, 2023		$ 43,829,019